Significant Agreements - Narratives (Details) € in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 30, 2020 EUR (€)	May 31, 2020 USD ($)	May 31, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Puglia 1 Grant
Significant Agreements
Grant funding for certain facility and equipment investments			$ 6,000,000.0	€ 5.3
Grant funding for certain research and development expenditures | €				€ 3.9
Period not permitted to physically move the reimbursed assets from the Puglia region			5 years	5 years
Gelesis
Significant Agreements
Revenue recognized					$ 11,185,000	$ 21,442,000
Other income					781,000	6,000,000
Deferred income, current liability					32,370,000	624,000
Grants receivable					9,172,000	8,116,000
Gelesis | Puglia 1 Grant
Significant Agreements
Other income					500,000	3,500,000
Grant funding for certain facility and equipment investments					200,000	100,000
Grant funding for certain research and development expenditures					200,000	3,400,000
Grant proceeds collected					4,900,000
Grant funding for certain research and development expenditures, period			3 years	3 years
Period not permitted to physically move the reimbursed assets from the Puglia region			5 years	5 years
Deferred income					6,400,000	5,800,000
Deferred income, current liability					900,000	600,000
Grants receivable					5,400,000	4,300,000
Gelesis | Puglia 1 Grant | Italy
Significant Agreements
Grant funding for certain facility and equipment investments				€ 5.3	6,000,000.0
Grant funding for certain research and development expenditures				€ 3.9	4,400,000
Gelesis | Puglia 2 Grant
Significant Agreements
Revenue recognized					1,100,000	800,000
Grant funding for certain facility and equipment investments	$ 3,700,000	€ 3.3
Grant funding for certain research and development expenditures	$ 9,400,000	€ 8.3
Grant proceeds collected					1,900,000	0
Grant funding for certain research and development expenditures, period	3 years	3 years
Period not permitted to physically move the reimbursed assets from the Puglia region	5 years	5 years
Deferred income					3,700,000	3,000,000.0
Deferred income, current liability					400,000	0
Grants receivable					$ 3,600,000	$ 3,900,000